Leases (Tables)	12 Months Ended
Apr. 30, 2024
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2025	2,444
2026	2,411
2027	2,408
2028	2,402
2029	2,104
More than 5 years	5,763
Total minimum lease payments	17,532
Less: imputed interest	(3,851)
Total present value of minimum lease payments	13,681
Less: Current portion	(1,563)
Non-current portion	12,118

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

The nature of the Company’s leases by type of right-of-use asset as of April 30, 2024 is as follows:

Right-of-use asset type	No. of right-of- use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	6 - 10 years	8 years	2	—	2	2
Automobiles	6	0.5 - 3 years	1 years	—	—	6	6

Schedule of Changes in the Value of Right-of-Use Assets

The changes in the value of right-of-use assets during the years ended April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2022	2,586	239	651	3,476
Additions	7,593	—	—	7,593
Disposals	(1,290)	(95)	(687)	(2,072)
Foreign exchange	196	23	36	255
Balance, April 30, 2023	9,085	167	—	9,252
Additions	7,826	1	—	7,827
Disposals	(1,634)	—	—	(1,634)
Foreign exchange	(133)	(3)	—	(136)
Balance, April 30, 2024	15,144	165	—	15,309

Accumulated Depreciation:
Balance, April 30, 2022	1,736	46	460	2,242
Depreciation	1,109	58	198	1,365
Disposals	(1,274)	(57)	(507)	(1,838)
Foreign exchange	181	10	(151)	40
Balance, April 30, 2023	1,752	57	—	1,809
Depreciation	1,723	56	—	1,779
Disposals	(1,606)	—	—	(1,606)
Foreign exchange	(38)	(1)	—	(39)
Balance, April 30, 2024	1,831	112	—	1,943

Net Book Value:
April 30, 2023	7,333	110	—	7,443
April 30, 2024	13,313	53	—	13,366

Schedule of Lease Payments Not Recognized Liability	The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	2024 $	2023 $
Leases of low value assets	7	40
Variable lease payments	467	215
	474	255